Earnings Per Share (Details) - Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share (Details) - Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	13,417,290	12,311,264	45,168,650
Effect of diluted securities
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	15,288,221	12,311,264	46,620,495
Stock options [Member]
Effect of diluted securities
Effect of diluted securities	51,617		422,326
RSUs [Member]
Effect of diluted securities
Effect of diluted securities	1,435,113		1,029,519
DSUs [Member]
Effect of diluted securities
Effect of diluted securities	91,587
PSUs [Member]
Effect of diluted securities
Effect of diluted securities	292,614